Leases - Narratives (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets
Operating leases that have yet to commence	$ 4.8
Operating leases that have yet to commence (term)	6 years
Property, plant and equipment	$ 10,125.5	$ 10,929.6
Assets leased to others
Operating Leased Assets
Property, plant and equipment	$ 500.0